Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 890,777.9	$ 755,808.4	$ 369,620.3
Financing Cash Flow	92,884.7	81,331.8	396,255.2
Non-cash changes Foreign Exchange Movement	(62.2)	41,948.3	(12,506.7)
Non-cash changes Lease modifications	2,002.8	11,713.4	2,619.4
Non-cash changes Other Changes	755.7	(24.0)	(179.8)
Ending Balance	986,358.9	890,777.9	755,808.4
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		114,921.3	88,559.0
Financing Cash Flow		(111,960.0)	35,668.4
Non-cash changes Foreign Exchange Movement		(2,372.0)	(8,777.5)
Non-cash changes Other Changes		(589.3)	(528.6)
Ending Balance			114,921.3
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	32,367.6	22,940.7	22,388.6
Financing Cash Flow	(3,228.3)	(2,690.8)	(2,178.3)
Non-cash changes Foreign Exchange Movement	(31.7)	137.2	(82.3)
Non-cash changes Lease modifications	2,002.8	11,713.4	2,619.4
Non-cash changes Other Changes	382.0	267.1	193.3
Ending Balance	31,492.4	32,367.6	22,940.7
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	852,436.4	614,470.6	256,705.1
Financing Cash Flow	67,511.3	193,479.3	361,255.1
Non-cash changes Foreign Exchange Movement	587.7	44,183.1	(3,646.9)
Non-cash changes Other Changes	362.1	303.4	157.3
Ending Balance	920,897.5	852,436.4	614,470.6
Long-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	5,973.9	3,475.8	1,967.6
Financing Cash Flow	693.1	2,503.3	1,510.0
Non-cash changes Other Changes	11.6	(5.2)	(1.8)
Ending Balance	6,678.6	$ 5,973.9	$ 3,475.8
Hedging financial liabilities bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financing Cash Flow	27,908.6
Non-cash changes Foreign Exchange Movement	(618.2)
Ending Balance	$ 27,290.4